UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22608

                Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                           Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

                                     Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

May 31, 2020
Virtus Global Multi-Sector Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-866-270-7788 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Trustees (the “Board,” or the “Trustees”) of Virtus Global Multi-Sector Income Fund (the “Fund”) has adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a monthly distribution rate of $0.10 per share (rate was $0.126 per share prior to June 2020). Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.
The amounts and sources of distributions reported in Section 19(a) notices of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on the Fund is available through the closed-end fund section on the web at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/our-products/closed-end-fund-details/VGI.

Virtus Global Multi-Sector Income Fund
(“Global Multi-Sector Income Fund”)

MESSAGE TO SHAREHOLDERS
Dear Virtus Global Multi-Sector Income Fund Shareholder:
I am pleased to present this semiannual report, which reviews the performance of the Virtus Global Multi-Sector Income Fund (VGI) for the six months ended May 31, 2020.
This report contains commentary from the portfolio management team at Newfleet Asset Management about the financial markets and the performance of the Fund’s investments. The report also includes a discussion from the portfolio management team at Rampart Investment Management about the impact of the options overlay strategy on Fund performance through February 27, when the strategy was suspended during the extreme market volatility. Effective June 18, 2020, the options overlay strategy was removed from the investment strategy of the Fund and Rampart is no longer a subadviser.
The six-month period ended May 31, 2020, included the challenges of the sharp economic slowdown and severe market decline related to the coronavirus pandemic. During this period, the Fund’s net asset value (NAV) declined 4.86%, including $0.76 in reinvested distributions, and its market price declined 9.55%. For the same period, the Fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, returned 2.67%, including reinvested dividends. The effect of the options overlay strategy was (1.24%) for the fiscal six-month period.
As a result of market events during the period, the Fund’s monthly distribution rate was reduced by $0.026 per share, effective with the June 18, 2020 distribution, to provide a more sustainable distribution rate in the current environment.
On behalf of the Fund and its investment management team, I thank you for entrusting your assets to us. If you have any questions about your account or require assistance, our customer service team is ready to assist you at 866-270-7788 or through the closed-end fund section of Virtus.com. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Chief Executive Officer, and Trustee
Virtus Global Multi-Sector Income Fund
July 2020

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
May 31, 2020
About the Fund:
Virtus Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying an approach, and extensive credit research, to capitalize on opportunities across undervalued areas of the global bond markets. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of May 31, 2020, the Fund’s leverage consisted of $52.5 million of borrowings made pursuant to a line of credit, which represented approximately 28% of the Fund’s total assets.
Manager Comments – Newfleet Asset Management, LLC (Newfleet)
Newfleet’s multi-sector fixed income strategies team manages the Fund, leveraging the knowledge and skills of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. The following commentary is provided by the respective portfolio teams at Newfleet and covers the Fund’s fixed income portfolio for the period from December 1, 2019 through May 31, 2020.
How did the markets perform during the six months ended May 31, 2020?
The six-month period saw multiple challenges including several bouts of elevated volatility. In the final quarter of 2019, investors maintained their appetite for risk assets. Fixed income markets responded favorably during the year to monetary easing by global central banks, positive developments on the trade front, and signs of stability in economic data. Geopolitical developments, including trade, Middle East tensions, and European politics, as well as central bank headlines, all continued to be significant market movers. During the fourth quarter of 2019, spread sectors outperformed U.S. Treasuries, led by higher volatility sectors such as corporate high yield, bank loans, and emerging market debt. In a change from the first three quarters of 2019, lower quality within these sectors outperformed higher quality. Within spread sectors, corporate credit outperformed securitized sectors such as commercial mortgage-backed securities and asset-backed securities.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2020
In stark contrast, the first quarter of 2020 saw volatility spike to levels not reached since the financial crisis of 2008-09. The quarter will be remembered for the emergence of COVID-19 as the first global pandemic since the H1N1 swine flu of 2009-10. Governments and central banks responded in unprecedented fashion to help blunt the effects of the virus. The containment measures implemented through the end of May were unambiguously negative for near-term local, regional, and global economic growth. The spread of the coronavirus, its negative effect on global economic growth, and the fear it created in the market caused fixed income spreads to widen significantly during March. Valuations cheapened meaningfully, reaching levels not seen since 2008-09. Financial markets responded to the expected economic shock by repricing sharply lower in most cases. While the duration and ultimate toll of the pandemic remain unknown, valuations across multiple asset classes improved in response to forceful actions by policymakers. We hope for brighter days in the coming quarters, and sought to take advantage of the market volatility by following the same investment approach we have implemented for close to three decades.
During the first quarter of 2020, U.S. Treasuries outperformed spread sectors, while higher volatility sectors such as corporate high yield, bank loans, and emerging market debt were the leading underperformers. In April and May, the fixed income markets experienced a significant rebound, with spread sectors outperforming U.S. Treasuries. The largest laggards in March outperformed for the remaining two months of the of the six-month period, although they did not reach the levels seen prior to the crisis.
The Federal Reserve (the Fed) lowered its target rate twice during the six-month period, cutting rates by a total of 1.25% in response to the pandemic. The Fed’s target range was 0-0.25% at the end of the period. The Fed said it expects to keep rates near zero until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.
Over the six months ended May 31, 2020, the Treasury yield curve steepened, shifting broadly lower, more so on the front end.
What factors affected the Fund’s performance during its fiscal six-month period?
For the fiscal six months ended May 31, 2020, the fixed income portfolio of the Fund declined 3.44% (before fees and expenses), while the Bloomberg Barclays Global Aggregate Bond Index, which serves as the Fund’s benchmark, returned 2.67%.
The Fund’s underweights to agency mortgage-backed securities and U.S. Treasuries, as well as its overweight to spread sectors, had a negative impact on relative performance for the six months ended May 31, 2020.
Detractors during the period included the Fund’s exposures to corporate high yield, emerging markets, high yield bank loans, and yankee high quality. Issue selection within investment grade corporates also detracted from returns.
Positive contributors to performance included allocations to U.S. Treasuries and agency mortgage-backed securities, although the Fund was underweight, as well as a tactical trade (which is a trade based upon market signals that an asset is likely to change in price, rather than based upon an analysis of the asset’s inherent value) within the tax-free municipal bond sector.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2020
Manager Comments – Rampart Investment Management Company, LLC (Rampart)1
How did the options overlay strategy perform for the Fund during the fiscal six months ended May 31, 2020?
The options overlay performed well for much of the period, opening and closing out 44 profitable trades in a row from November 2019 through mid-February 2020. Starting in late February, though, the global economic environment changed dramatically, and a series of extreme moves in the U.S. equity market had a negative impact on the options overlay.
The final seven trades before the options strategy was suspended on February 27 all produced losses of varying amounts. From the time the first of these trades was initiated to the time when the last one expired, the S&P 500® Index dropped more than 18%. This took place over a period of only 19 trading days. This short but severe period of market turmoil was enough to erase the profits that had been built up over the preceding three months. By the end of the fiscal period, the options overlay impacted Fund performance by -1.24% (before fees and expenses).
The last time such a drastic market event occurred was in March of 2009, exactly 11 years prior. Back then, the decline marked the end of a protracted economic collapse that bankrupted a number of iconic U.S. companies and changed the retirement plans of millions of Americans. The 2020 event was very different, in that it occurred suddenly and with little warning. The COVID-19 pandemic was known to be an issue, but the U.S. market didn’t really digest the gravity of the situation until the last week of February. The S&P 500® Index fell more than 11% in that week alone.
Even as the options overlay strategy made adjustments to accommodate the new reality of plummeting index levels and skyrocketing volatility, the market move was too fast to keep up with. The overlay typically implements two-week trades, which is considered to be very short-term in most market conditions. But in February and March, when daily price moves were often in excess of 3%, two weeks seemed like an eternity. Eventually, once the trades that were initiated in late February were closed out, the overlay was paused in anticipation of further market volatility.

1 Effective June 18, 2020, the options overlay strategy was removed from the investment strategy of the Fund. As a result of this change, Rampart is no longer a subadviser to the Fund.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2020
Risk Considerations
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Options Overlay: The options overlay strategy may not be successful in achieving its objective of increasing distributable income while limiting the risk of loss and, in periods of significant moves in the S&P 500® Index, has resulted in losses for investors.
Call/Put Spreads: Buying and selling call and put option spreads on the SPX Index risks the loss of the premium when buying, can limit upside participation, and increase downside losses.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase the impact of volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

OUR PRIVACY COMMITMENT
Global Multi-Sector Income Fund recognizes that protecting the privacy and security of the confidential personal information we collect about you is an important responsibility. The following information will help you understand our privacy policy and how we will handle and maintain confidential personal information as we fulfill our obligations to protect your privacy. “Personal information” refers to the nonpublic financial information obtained by us in connection with providing you a financial product or service.
Information We Collect
We collect personal information to help us serve your financial needs, offer new products or services, provide customer service and fulfill legal and regulatory requirements. The type of information that we collect varies according to the products or services involved, and may include:
•  Information we receive from you on applications and related forms (such as name, address, social security number, assets and income); and
•  Information about your transactions and relationships with us, our affiliates, or others (such as products or services purchased, account balances and payment history).
Information Disclosed in Administering Products and Services
We will not disclose personal information about current or former customers to non-affiliated third parties except as permitted or required by law. We do not sell any personal information about you to any third party. In the normal course of business, personal information may be shared with persons or entities involved in servicing and administering products and services on our behalf, including your broker, financial advisor or financial planner and other service providers and affiliates assisting us.
Procedures to Protect Confidentiality and Security of Your Personal Information
We have procedures in place that limit access to personal information to those employees and service providers who need to know such information in order to perform business services on our behalf. We educate our employees on the importance of protecting the privacy and security of confidential personal information. We also maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your personal information.
We will update our policy and procedures where necessary to ensure that your privacy is maintained and that we conduct our business in a way that fulfills our commitment to you. If we make any material changes in our privacy policy, we will make that information available to customers through our website and/or other communications.

GLOBAL MULTI-SECTOR INCOME FUND
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
May 31, 2020
The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments at May 31, 2020.
Asset Allocations
Corporate Bonds and Notes		51%
Financials	12%
Energy	10
Materials	6
All other Corporate Bonds and Notes	23
Foreign Government Securities		15
Leveraged Loans		10
Asset-Backed Securities		9
Mortgage-Backed Securities		9
Exchange-Traded Funds		2
Other (includes short-term investment)		4
Total		100%
Country Weightings
United States	55%
Mexico	5
Netherlands	4
Canada	4
Indonesia	3
Turkey	2
Colombia	2
Other	25
Total	100%

GLOBAL MULTI-SECTOR INCOME FUND
KEY INVESTMENT TERMS (Unaudited)
May 31, 2020
Bloomberg Barclays Global Aggregate Bond Index
The Bloomberg Barclays Global Aggregate Bond Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed income investments. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Duration
Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Payment In Kind (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high yield bonds, currencies, and commodities.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Standard & Poor’s Depositary Receipt (SPDR)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Yankee Bond
A yankee bond is a bond issued by a foreign entity, such as a bank or company, but is issued and traded in the United States and denominated in U.S. dollars.
Yield Curve
A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month,

GLOBAL MULTI-SECTOR INCOME FUND
KEY INVESTMENT TERMS (Unaudited) (Continued) May 31, 2020
two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.2%
U.S. Treasury Bond 2.875%, 5/15/49	$ 1,185	$ 1,599
Total U.S. Government Security (Identified Cost $1,686)		1,599

Municipal Bonds—1.9%
California—0.7%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	916
District of Columbia—0.7%
District of Columbia Series B 5.000%, 10/1/29	645	885
Illinois—0.5%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	737
Total Municipal Bonds (Identified Cost $2,288)		2,538

Foreign Government Securities—20.9%
Bermuda RegS 4.854%, 2/6/24(1)	346	373
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(1)(2)	1,380	79
China Government International Bond RegS 3.250%, 10/19/23(1)	525	566
Dominican Republic
144A 6.875%, 1/29/26(3)	430	442
144A 6.000%, 7/19/28(3)	420	404
144A 6.850%, 1/27/45(3)	1,535	1,435
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,285	1,249
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800	912
	Par Value	Value

Foreign Government Securities—continued
Kingdom of Saudi Arabia 144A 3.625%, 3/4/28(3)	$ 1,330	$ 1,433
Republic of Argentine 5.875%, 1/11/28(2)	2,060	750
Republic of Colombia 3.000%, 1/30/30	620	619
Republic of Ecuador 144A 8.875%, 10/23/27(3)(4)	835	306
Republic of Egypt
144A 7.600%, 3/1/29(3)	680	688
144A 8.500%, 1/31/47(3)	715	693
144A 8.875%, 5/29/50(3)	200	197
Republic of El Salvador 144A 7.625%, 2/1/41(3)	455	363
Republic of Ghana
144A 7.625%, 5/16/29(3)	200	178
144A 8.125%, 3/26/32(3)	665	583
Republic of Indonesia
2.850%, 2/14/30	515	526
144A 4.350%, 1/8/27(3)	935	1,033
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	805	756
Republic of Mongolia RegS 5.625%, 5/1/23(1)	220	208
Republic of Nigeria 144A 7.875%, 2/16/32(3)	995	878
Republic of Pakistan RegS 6.875%, 12/5/27(1)	395	367
Republic of Panama
4.300%, 4/29/53	435	501
3.870%, 7/23/60	850	931
Republic of South Africa
4.300%, 10/12/28	325	292
5.650%, 9/27/47	955	776
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Turkey
6.250%, 9/26/22	$ 780	$ 787
4.875%, 10/9/26	1,630	1,473
7.625%, 4/26/29	1,105	1,124
4.875%, 4/16/43	935	683
Republic of Uruguay 5.100%, 6/18/50	840	1,029
Russian Federation
144A 5.625%, 4/4/42(3)	400	547
RegS 4.750%, 5/27/26(1)	400	457
RegS 4.375%, 3/21/29(1)	400	462
RegS 5.250%, 6/23/47(1)	200	270
State of Israel 2.750%, 7/3/30	480	520
State of Qatar 144A 3.750%, 4/16/30(3)	450	501
Ukraine
144A 7.750%, 9/1/25(3)	395	397
144A 7.375%, 9/25/32(3)	805	767
United Mexican States
4.500%, 4/22/29	635	686
Series M 6.500%, 6/9/22	9,038 MXN	418
Total Foreign Government Securities (Identified Cost $30,136)		27,659

Mortgage-Backed Securities—12.3%
Agency—1.5%
Federal National Mortgage Association
Pool #MA2471, 3.500%, 12/1/45	715	768
Pool #MA2959, 3.500%, 4/1/47	1,116	1,191
		1,959

	Par Value	Value

Non-Agency—10.8%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(3)	$ 770	$ 814
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(3)(5)	291	297
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	540	554
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(5)	130	131
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(5)	385	395
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(5)	515	464
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(5)	215	217
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.104%, 12/15/36(3)(5)	585	565
Citigroup Mortgage Loan Trust 2019-RP1, A1 144A 3.500%, 1/25/66(3)(5)	512	536
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(3)	287	297
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(5)	181	180
Galton Funding Mortgage Trust 2018-2, A41 144A 4.500%, 10/25/58(3)(5)	129	131

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(5)	$ 200	$ 204
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(3)(5)	131	135
2019-1, A1 144A 3.454%, 1/25/59(3)(5)	253	256
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.960%, 10/25/29(3)(5)	179	172
2016-SH1, M2 144A 3.750%, 4/25/45(3)(5)	189	188
2016-SH2, M2 144A 3.750%, 12/25/45(3)(5)	431	427
2018-8, A3 144A 4.000%, 1/25/49(3)(5)	171	175
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(5)	620	597
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(3)(5)	417	437
New Residential Mortgage Loan Trust 2016-4A, B1A 144A 4.500%, 11/25/56(3)(5)	496	541
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(5)	375	389
Preston Ridge Partners Mortgage Trust LLC 2019-1A, A1 144A 4.500%, 1/25/24(3)(5)	682	679
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(3)(5)	211	195
	Par Value	Value

Non-Agency—continued
Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(3)	$ 530	$ 544
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(5)	472	492
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(5)	345	323
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(5)	354	361
Towd Point Mortgage Trust
2017-1, M1 144A 3.750%, 10/25/56(3)(5)	265	275
2017-6, A2 144A 3.000%, 10/25/57(3)(5)	260	265
2018-6, A2 144A 3.750%, 3/25/58(3)(5)	215	212
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(5)	139	140
2015-2, 1M1 144A 3.250%, 11/25/60(3)(5)	615	642
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(5)	500	409
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.569%, 5/10/45(3)(5)(6)	415	249
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(5)	315	303
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(3)(5)	520	478

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-3, A1 144A 4.108%, 10/25/58(3)(5)	$ 274	$ 278
2019-INV1, A1 144A 3.402%, 12/25/59(3)(5)	389	394
		14,341

Total Mortgage-Backed Securities (Identified Cost $16,432)		16,300

Asset-Backed Securities—12.7%
Automobiles—7.6%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	200	201
2019-1, B 144A 4.470%, 10/20/22(3)	515	488
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(3)	540	549
First Investors Auto Owner Trust 2018-1A, D 144A 4.110%, 6/17/24(3)	565	570
Flagship Credit Auto Trust 2016-3, D 144A 3.890%, 11/15/22(3)	785	795
GLS Auto Receivables Issuer Trust 2019-4A, C 144A 3.060%, 8/15/25(3)	495	462
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	790	792
2018-1A, B 144A 3.520%, 8/15/23(3)	760	764
	Par Value	Value

Automobiles—continued
2018-3A, C 144A 4.180%, 7/15/24(3)	$ 845	$ 842
Hertz Vehicle Financing II LP 2018-1A, A 144A 3.290%, 2/25/24(3)	819	790
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	520	517
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	525	510
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	273	273
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	500	503
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	520	470
Veros Automobile Receivables Trust
2018-1, B 144A 4.050%, 2/15/24(3)	535	537
2020-1, B 144A 2.190%, 6/16/25(3)	515	508
Westlake Automobile Receivables Trust 2018-2A, D 144A 4.000%, 1/16/24(3)	381	386
		9,957

Other—5.1%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	344	344

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Arbys Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	$ 654	$ 651
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	272	237
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	189	185
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	30	30
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	515	492
Mariner Finance Issuance Trust 2018-AA, A 144A 4.200%, 11/20/30(3)	230	223
North Mill Equipment Finance Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	415	419
Oasis Securitisation Srl 2020-2A, A 144A 4.262%, 5/15/32(3)	460	460
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	384	385
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	605	580
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(3)	532	487
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	525	502
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	342	344
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(3)(6)	408	384
	Par Value	Value

Other—continued
Upstart Securitization Trust 2019-1, B 144A 4.190%, 4/20/26(3)	$ 553	$ 545
Wendy’s Funding LLC 2018-1A, A2I 144A 3.573%, 3/15/48(3)	513	500
		6,768

Total Asset-Backed Securities (Identified Cost $16,939)		16,725

Corporate Bonds and Notes—70.5%
Communication Services—5.8%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	400	389
Baidu, Inc. 3.425%, 4/7/30	705	746
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	725	709
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	575	592
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	151	137
144A 5.125%, 8/15/27(3)	175	175
Consolidated Communications, Inc. 6.500%, 10/1/22	545	523
DISH DBS Corp.
5.875%, 7/15/22	260	267
7.750%, 7/1/26	170	176
Frontier Communications Corp. 144A 8.500%, 4/1/26(3)	175	168
Grupo Televisa SAB 4.625%, 1/30/26	525	562
iHeartCommunications, Inc. 8.375%, 5/1/27	278	260
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(3)	400	387

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Communication Services—continued
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	$ 425	$ 287
Meredith Corp. 6.875%, 2/1/26	315	292
Northwest Fiber LLC 144A 10.750%, 6/1/28(3)	180	189
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	485	541
Telesat Canada 144A 6.500%, 10/15/27(3)	445	436
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	730	818
		7,654

Consumer Discretionary—3.9%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	215	201
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	455	457
Carnival Corp. 144A 11.500%, 4/1/23(3)	75	80
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	275	280
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	140	97
Eldorado Resorts, Inc. 6.000%, 9/15/26	180	188
Ford Motor Co. 9.000%, 4/22/25	362	381
	Par Value	Value

Consumer Discretionary—continued
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	$ 495	$ 421
General Motors Co. 6.800%, 10/1/27	455	517
Lear Corp. 3.800%, 9/15/27	390	373
M/I Homes, Inc. 4.950%, 2/1/28	605	557
Michaels Stores, Inc. 144A 8.000%, 7/15/27(3)	215	173
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(2)(3)	299	7
Panther BF Aggregator 2 LP 144A 8.500%, 5/15/27(3)	355	348
QVC, Inc. 4.750%, 2/15/27	275	262
Sabre GLBL, Inc. 144A 9.250%, 4/15/25(3)	10	11
Scientific Games International, Inc. 144A 8.250%, 3/15/26(3)	135	124
Taylor Morrison Communities, Inc. 144A 5.625%, 3/1/24(3)	195	192
Vista Outdoor, Inc. 5.875%, 10/1/23	530	501
		5,170

Consumer Staples—2.1%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	515	523
Altria Group, Inc. 4.800%, 2/14/29	787	901
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	390	379

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	$ 880	$ 914
		2,717

Energy—14.1%
Afren plc
144A 10.250%, 4/8/19(2)(3)	635	— (7)
144A 6.625%, 12/9/20(2)(3)(6)	732	1
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	490	298
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	270	211
Callon Petroleum Co. 6.125%, 10/1/24	218	72
Cheniere Energy Partners LP 5.625%, 10/1/26	200	204
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	190	183
CrownRock LP 144A 5.625%, 10/15/25(3)	530	506
DCP Midstream Operating LP 5.375%, 7/15/25	120	116
Denbury Resources, Inc. 144A 9.250%, 3/31/22(3)(4)	224	90
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	1,207	1,208
Geopark Ltd. 144A 6.500%, 9/21/24(3)	595	558
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(3)	1,310	1,394
144A 5.750%, 4/19/47(3)	640	720
	Par Value	Value

Energy—continued
Kinder Morgan, Inc. 7.750%, 1/15/32	$ 570	$ 763
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	400	425
MEG Energy Corp. 144A 7.125%, 2/1/27(3)	310	282
Nabors Industries, Inc. 5.750%, 2/1/25	220	68
Occidental Petroleum Corp.
2.700%, 8/15/22	100	91
3.500%, 8/15/29	180	121
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(8)	1,117	115
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(9)	154	— (7)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	210	196
Pertamina Persero PT
144A 6.450%, 5/30/44(3)	1,705	2,080
RegS 6.450%, 5/30/44(1)	815	994
Petrobras Global Finance B.V.
5.750%, 2/1/29	240	241
6.900%, 3/19/49	580	578
Petroleos de Venezuela S.A. 6.000%, 5/16/24(2)	1,820	52
Petroleos Mexicanos
6.500%, 6/2/41	295	224
6.375%, 1/23/45	1,515	1,123
6.350%, 2/12/48	450	334
144A 5.950%, 1/28/31(3)	725	587
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	555	608

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)(3)(6)	$ 135	$ 1
Sinopec Group Overseas Development 2018 Ltd. 144A 4.250%, 9/12/28(3)	1,000	1,143
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(1)	780	877
Transocean, Inc. 144A 8.000%, 2/1/27(3)	20	11
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,446
USA Compression Partners LP 6.875%, 4/1/26	505	486
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	430	286
		18,693

Financials—17.3%
Acrisure LLC
144A 8.125%, 2/15/24(3)	205	217
144A 7.000%, 11/15/25(3)	620	588
Allstate Corp. (The) Series B 5.750%, 8/15/53(10)	606	615
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	830	852
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	755	826
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	700	641
	Par Value	Value

Financials—continued
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	$ 560	$ 581
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	1,335	1,373
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	1,085	1,177
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510	517
Banco Santander Chile 144A 3.875%, 9/20/22(3)	900	933
Bancolombia S.A. 4.625%, 12/18/29	300	270
Bank of Montreal 3.803%, 12/15/32	1,064	1,109
Brighthouse Financial, Inc.
3.700%, 6/22/27	196	192
5.625%, 5/15/30	357	373
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	675	631
Citadel LP 144A 4.875%, 1/15/27(3)	415	422
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(3)	105,000 KZT	228
Discover Bank 4.682%, 8/9/28	630	631
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	925	907
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	550	553

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	$ 1,040	$ 1,084
ICAHN Enterprises LP 6.250%, 5/15/26	480	482
Industrial & Commercial Bank of China Ltd. 3.538%, 11/8/27	925	1,012
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	730	695
Jefferies Group LLC 4.850%, 1/15/27	180	193
MDGH-GMTN B.V. 144A 4.500%, 11/7/28(3)	750	870
Mizuho Financial Group, Inc. 2.721%, 7/16/23	1,000	1,021
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	695
Springleaf Finance Corp.
7.125%, 3/15/26	290	286
5.375%, 11/15/29	40	35
Synchrony Financial 3.950%, 12/1/27	570	545
Synovus Financial Corp. 5.900%, 2/7/29	350	341
Toronto-Dominion Bank (The) 3.625%, 9/15/31	1,135	1,234
Truist Financial Corp. Series P 4.950% (9)(10)	465	469
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	290	293
		22,891

Health Care—2.7%
Advanz Pharma Corp Ltd. 8.000%, 9/6/24	103	94
Avantor, Inc.
144A 6.000%, 10/1/24(3)	260	273
	Par Value	Value

Health Care—continued
144A 9.000%, 10/1/25(3)	$ 295	$ 319
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	155	172
144A 8.500%, 1/31/27(3)	165	180
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	355	373
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(3)	185	189
144A 7.250%, 2/1/28(3)	115	114
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	445	482
Select Medical Corp. 144A 6.250%, 8/15/26(3)	270	284
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	70	64
144A 10.000%, 4/15/27(3)	230	229
Tenet Healthcare Corp.
8.125%, 4/1/22	140	146
7.000%, 8/1/25	200	201
144A 7.500%, 4/1/25(3)	30	33
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	455	409
		3,562

Industrials—7.1%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	910	935

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Industrials—continued
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	$ 631	$ 514
AZEK Co., LLC (The) 144A 9.500%, 5/15/25(3)	80	86
Boeing Co. (The)
5.805%, 5/1/50	160	181
5.930%, 5/1/60	160	185
Bombardier, Inc.
144A 8.750%, 12/1/21(3)	340	246
144A 7.500%, 3/15/25(3)	210	128
Compass Group Diversified Holdings LLC 144A 8.000%, 5/1/26(3)	50	53
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	347	271
DP World plc 144A 6.850%, 7/2/37(3)	1,250	1,459
GFL Environmental, Inc. 144A 7.000%, 6/1/26(3)	297	313
Hillenbrand, Inc. 4.500%, 9/15/26	520	477
Howmet Aerospace, Inc. 6.875%, 5/1/25	190	202
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	675	649
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(3)	686	446
Oshkosh Corp. 4.600%, 5/15/28	497	531
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	510	451
	Par Value	Value

Industrials—continued
SRS Distribution, Inc. 144A 8.250%, 7/1/26(3)	$ 495	$ 470
Stanley Black & Decker, Inc. 4.000%, 3/15/60(10)	460	456
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	952
Uber Technologies, Inc. 144A 7.500%, 5/15/25(3)	215	214
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(3)	225	223
		9,442

Information Technology—3.2%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	520	577
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	70	70
Broadcom, Inc. 144A 4.150%, 11/15/30(3)	470	489
Citrix Systems, Inc. 3.300%, 3/1/30	730	751
Dell International LLC
144A 5.850%, 7/15/25(3)	170	190
144A 8.100%, 7/15/36(3)	255	309
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)(4)	205	35
Juniper Networks, Inc. 3.750%, 8/15/29	560	614
Microchip Technology, Inc. 144A 4.250%, 9/1/25(3)	480	483

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
VMware, Inc. 3.900%, 8/21/27	$ 627	$ 661
		4,179

Materials—8.2%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,000	1,046
ARD Finance S.A. PIK Interest Capitalization, 144A 6.500%, 6/30/27(3)(11)	515	509
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(10)	435	499
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	290	264
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	435	435
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	790	783
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	386	405
GUSAP III LP 144A 4.250%, 1/21/30(3)	330	309
Hecla Mining Co. 7.250%, 2/15/28	430	437
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	1,035	1,035
Kaiser Aluminum Corp. 144A 6.500%, 5/1/25(3)	50	51
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	533	533
OCP SA 144A 5.625%, 4/25/24(3)	1,500	1,561
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	810	891
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	355	364
	Par Value	Value

Materials—continued
Teck Resources Ltd. 6.125%, 10/1/35	$ 550	$ 569
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	200	195
144A 6.625%, 11/1/25(3)	345	307
United States Steel Corp.
6.250%, 3/15/26	485	309
144A 12.000%, 6/1/25(3)	275	274
		10,776

Real Estate—2.1%
EPR Properties 4.750%, 12/15/26	260	227
GLP Capital LP
5.250%, 6/1/25	410	412
5.750%, 6/1/28	96	95
5.300%, 1/15/29	137	132
MPT Operating Partnership LP 5.000%, 10/15/27	270	279
Office Properties Income Trust 4.500%, 2/1/25	690	635
Service Properties Trust 4.500%, 3/15/25	745	638
Uniti Group LP
8.250%, 10/15/23	175	164
144A 7.875%, 2/15/25(3)	180	183
		2,765

Utilities—4.0%
Centrais Eletricas Brasileiras S.A. 144A 4.625%, 2/4/30(3)	400	357
CMS Energy Corp. 4.750%, 6/1/50	460	470
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	690	618
Ferrellgas Partners LP 8.625%, 6/15/20(4)	125	38

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Utilities—continued
National Fuel Gas Co. 5.500%, 1/15/26	$ 385	$ 393
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	950	986
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	115	117
144A 6.625%, 1/15/28(3)	415	407
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	450	479
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	760	820
Vistra Operations Co., LLC 144A 3.700%, 1/30/27(3)	540	548
		5,233

Total Corporate Bonds and Notes (Identified Cost $96,820)		93,082

Leveraged Loans(5)—13.2%
Aerospace—0.4%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 4.650%, 1/18/27	310	295
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 7.000%, 8/18/25	229	216
		511

	Par Value	Value

Chemicals—0.4%
HB Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.171%, 10/21/24	$ 335	$ 327
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 3.972%, 2/4/27	255	244
		571

Consumer Non-Durables—1.1%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	462	426
Diamond (BC) B.V. (1 month LIBOR + 3.000%) 3.759%, 9/6/24	524	484
Kronos Acquisition Holdings, Inc. Tranche B-3 (2 month LIBOR + 4.000%) 5.000%, 5/15/23	343	327
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 5.250%, 6/30/24	303	277
		1,514

Energy—0.5%
California Resources Corp. 2016 (3 month LIBOR + 10.375%) 11.375%, 12/31/21(4)	360	16
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.000%, 3/27/24	332	316

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 6.250%, 4/11/22(4)	$ 480	$ 59
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 5.000%, 9/27/24	350	287
		678

Financial—1.0%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.674%, 8/4/25	414	412
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 2.750%) 2.924%, 6/16/25	293	272
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	190	186
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 0.000%, 12/27/22	—	—
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.980%, 6/28/23	464	443
		1,313

Food / Tobacco—0.9%
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	250	242
	Par Value	Value

Food / Tobacco—continued
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.861%, 5/23/25	$ 414	$ 396
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	211	188
Shearer’s Foods LLC Second Lien (3 month LIBOR + 6.750%) 7.750%, 6/30/22	310	305
		1,131

Gaming / Leisure—1.2%
Everi Payments, Inc.
(2 month LIBOR + 10.500%) 11.500%, 5/9/24	25	25
Tranche B (3 month LIBOR + 2.750%) 3.822%, 5/9/24	326	303
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 4.450%, 3/13/25	147	109
Landry’s Finance Acquisition Co. Tranche B (3 month LIBOR + 12.000%) 13.000%, 10/6/23	30	31
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	285	239
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.674%, 2/12/27	409	357

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.476%, 8/14/24	$ 225	$ 201
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 4.950%, 7/10/25	75	74
UFC Holdings LLC Tranche B (6 month LIBOR + 3.250%) 4.250%, 4/29/26	257	245
		1,584

Healthcare—1.8%
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	333	319
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%) 2.921%, 11/27/25	144	140
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.073%, 6/7/23	429	418
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.924%, 10/10/25	188	122
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.924%, 11/17/25	470	449
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	362	308
	Par Value	Value

Healthcare—continued
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 3.434%, 3/5/26	$ 330	$ 321
Surgery Center Holdings, Inc. 2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	40	40
Viant Medical Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 5.200%, 7/2/25	240	197
		2,314

Information Technology—1.2%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.450%, 9/19/25	222	217
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 0.000%, 10/2/25(12)	200	189
Kronos, Inc.
2018 (1 month LIBOR + 3.000%) 3.330%, 11/1/23	475	466
Second Lien (1 month LIBOR + 8.250%) 9.250%, 11/1/24	166	164
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.924%, 4/16/25	134	129
Tranche B-4 (1 month LIBOR + 1.750%) 1.924%, 4/16/25	92	89
Tranche B-5 (1 month LIBOR + 1.750%) 1.924%, 4/16/25	89	86

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 3.424%, 7/2/25	$ 316	$ 299
		1,639

Manufacturing—0.3%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.381%, 8/17/22	270	198
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.489%, 12/23/21	320	208
		406

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 3.120%, 9/18/26	159	152
Media / Telecom - Cable/Wireless Video—0.2%
Intelsat Jackson Holdings SA Tranche B-5 (6 month LIBOR + 6.625%) 6.625%, 1/2/24(4)	202	203
Media / Telecom - Telecommunications—0.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.424%, 3/15/27	110	105
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	195	186
	Par Value	Value

Media / Telecom - Telecommunications—continued
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.350%, 6/17/24	$ 165	$ 162
Northwest Fiber LLC Tranche B, First Lien (3 month LIBOR + 5.500%) 0.000%, 4/30/27(6)(12)	70	69
Numericable U.S. LLC Tranche B-12 (1 month LIBOR + 3.688%) 3.871%, 1/31/26	179	171
		693

Media / Telecom - Wireless Communications—0.4%
Commscope, Inc. (1 month LIBOR + 3.250%) 3.424%, 4/4/26	184	176
T-Mobile USA, Inc. (3 month LIBOR + 3.000%) 0.000%, 4/1/27(12)	365	365
		541

Retail—0.2%
Leslie’s Poolmart, Inc. Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 8/16/23(12)	180	171
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 0.000%) 0.000%, 10/25/23(2)	260	60
		231

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Par Value	Value

Service—1.4%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.174%, 2/6/26	$ 470	$ 457
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 4.572%, 6/30/24	313	248
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.700%, 1/3/25	498	460
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 4.174%, 9/3/26	483	463
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	265	247
		1,875

Transportation - Automotive—0.8%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	357	281
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.680%, 11/6/24	479	460
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 3.674%, 4/30/26	293	279
		1,020

Utility—0.8%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 3.500%, 4/14/25	326	316
	Par Value	Value

Utility—continued
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	$ 405	$ 395
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.430%, 4/5/26	313	304
		1,015

Total Leveraged Loans (Identified Cost $19,185)		17,391

	Shares
Preferred Stocks—2.9%
Financials—2.4%
Huntington Bancshares, Inc. Series E, 5.700%	253 (13)	220
KeyCorp Series D, 5.000%(14)	985 (13)	921
M&T Bank Corp. Series F, 5.125%(14)	512 (13)	512
MetLife, Inc. Series D, 5.875%	313 (13)	326
Zions Bancorp NA, 6.950%	47,150	1,224
		3,203

Industrials—0.5%
General Electric Co. Series D, 5.000%	788 (13)	605
Total Preferred Stocks (Identified Cost $4,005)		3,808

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(15)	6,403	6
Energy—0.0%
Frontera Energy Corp.	7,526	20

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
	Shares	Value

Energy—continued
Hercules Offshore, Inc.(6)	10,017	$ 9
		29

Total Common Stocks (Identified Cost $755)		35

Exchange-Traded Funds(16)—3.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,492	989
iShares iBoxx High Yield Corporate Bond ETF	32,760	2,700
SPDR Bloomberg Barclays High Yield Bond Fund	6,551	668
Total Exchange-Traded Funds (Identified Cost $4,164)		4,357

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(15)	2,723	21
Total Warrant (Identified Cost $47)		21

Total Long-Term Investments—138.9% (Identified Cost $192,457)		183,515

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.094%)(16)	216	— (7)
Total Short-Term Investment (Identified Cost $—)(7)		— (7)
Value

TOTAL INVESTMENTS—138.9% (Identified Cost $192,457)	$183,515 (17)
Other assets and liabilities, net—(38.9)%	(51,368)
NET ASSETS—100.0%	$132,147

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities amounted to a value of $103,053 or 78.0% of net assets.
(4)	Security in default, interest payments are being received during the bankruptcy proceedings.

For information regarding the abbreviations, see the Key Investment Terms starting on page 8.
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
(5)	Variable rate security. Rate disclosed is as of May 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	87% of the income received was in PIK and 13% was in Cash.
(9)	No contractual maturity date.
(10)	Interest payments may be deferred.
(11)	The first payment of cash and/or principal will be made on June 30, 2020.
(12)	This loan will settle after May 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	Value shown as par value.
(14)	Interest may be forfeited.
(15)	Non-income producing.
(16)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(17)	All or a portion of the portfolio segregated as collateral for borrowings.

Foreign Currencies:
KZT	Kazakhstani Tenge
MXN	Mexican Peso

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of May 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 16,725	$ —	$ 16,341	$384
Corporate Bonds and Notes	93,082	—	93,080	2
Foreign Government Securities	27,659	—	27,659	—
Leveraged Loans	17,391	—	17,322	69
Mortgage-Backed Securities	16,300	—	16,051	249
Municipal Bonds	2,538	—	2,538	—
U.S. Government Security	1,599	—	1,599	—
Equity Securities:
Exchange-Traded Funds	4,357	4,357	—	—
Preferred Stocks	3,808	1,224	2,584	—
Common Stocks	35	26	—	9
Warrant	21	—	21	—
Money Market Mutual Fund	— (1)	— (1)	—	—
Total Investments	$183,515	$5,607	$177,195	$713

(1)	Amount is less than $500.
Security held by the Fund in Corporate Bonds and Notes with an end of period value of $—(1) was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Securities held by the Fund with an end of period value of $250 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Mortgage-Backed Securities	Common Stocks	Corporate Bonds And Notes	Leveraged Loans
Investments
Balance as of November 30, 2019:	$ 659	$ 537	$ —	$ 6	$ 1	$ 115
Accrued discount/(premium)	— (a)	—	—	—	—	— (a)
Realized gain (loss)	(12)	—	—	—	—	(12)
Change in unrealized appreciation (depreciation)(b)	(9)	(24)	—	15	— (a)	— (a)
Purchases	67	—	—	—	—	67
Sales (c)	(242)	(129)	—	(12)	—	(101)
Transfers into Level 3(d)	250	—	249	—	1	—
Transfers from Level 3(d)	— (a)	—	—	—	— (a)	—
Balance as of May 31, 2020	$ 713	$ 384	$249	$ 9	$ 2	$ 69
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at May 31, 2020, was $(6).
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of May 31, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2020
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value (Identified cost $192,457)	$ 183,515
Cash	1,291
Receivables
Investment securities sold	1,503
Dividends and interest	2,009
Prepaid Trustees’ retainer	18
Prepaid expenses	14
Total assets	188,350
Liabilities
Borrowings (Note 8)	52,500
Payables
Investment securities purchased	3,420
Investment advisory fees	145
Professional fees	54
Administration and accounting fees	17
Interest on borrowings (Note 8)	13
Other accrued expenses	54
Total liabilities	56,203
Net Assets	$132,147
Net Assets Consist of:
Capital paid on shares of beneficial interest (no par value, unlimited authorization)	$ 170,880
Total distributable earnings (accumulated losses)	(38,733)
Net Assets	$132,147
Net Asset Value Per Share
(Net assets/shares outstanding) Shares outstanding 11,307,508	$ 11.69
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED May 31, 2020
($ reported in thousands)
Investment Income
Interest	$ 4,882
Dividends	105
Foreign taxes withheld	(—) (1)
Total investment income	4,987
Expenses
Investment advisory fees	923
Administration and accounting fees	109
Printing fees and expenses	62
Trustees’ fees and expenses	49
Professional fees	38
Transfer agent fees and expenses	5
Custodian fees	1
Miscellaneous expenses	30
Total expenses before interest expense	1,217
Interest expense on borrowings (Note 8)	630
Total expenses after interest expense	1,847
Net investment income (loss)	3,140
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,168
Foreign currency transactions	(573)
Written options	(5,071)
Net change in unrealized appreciation (depreciation) on:
Investments	(8,659)
Foreign currency transactions	(—) (1)
Written options	(85)
Net realized and unrealized gain (loss) on investments	(11,220)
Net increase (decrease) in net assets resulting from operations	$ (8,080)

(1)	Amount is less than $500.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ 3,140	$ 6,589
Net realized gain (loss)	(2,476)	(5,670)
Net increase from payment by affiliate	—	9
Net change in unrealized appreciation (depreciation)	(8,744)	14,559
Increase (decrease) in net assets resulting from operations	(8,080)	15,487
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(8,547) (1)	(5,505)
Return of capital	—	(11,587)
Dividends and Distributions to Shareholders	(8,547)	(17,092)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (3,276 and 0 shares, respectively)	44	—
Increase (decrease) in net assets from capital transactions	44	—
Net increase (decrease) in net assets	(16,583)	(1,605)
Net Assets
Beginning of period	148,730	150,335
End of period	$132,147	$148,730

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year. However, based on interim data as of May 31, 2020, we estimate that 36.6% of distributions will represent net investment income and 63.4% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan. See Notes to Financial Statements.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF CASH FLOWS (Unaudited)
FOR THE SIX MONTHS ENDED May 31, 2020
($ reported in thousands)
Increase (Decrease) in cash
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$ (8,080)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	89,123
(Increase) Decrease in investment securities sold receivable	(640)
Purchases of long-term investments	(78,564)
Increase (Decrease) in investment securities purchased payable	(5)
Net (purchases) or sales of short-term investments	1,123
Net (purchases) or sales in purchased options	3,423
Net purchases or (sales) in written options	(5,260)
Net change in unrealized (appreciation)/depreciation on investments	8,744
Net realized (gains)/loss on sales of investments from changes in the foreign exchange rates	569
Net realized (gains)/loss on investments	1,903
Amortization of premium and accretion of discounts on investments	30
Proceeds from litigation settlements	22
(Increase) Decrease in dividends and interest receivable	(25)
(Increase) Decrease in prepaid expenses	2
(Increase) Decrease in prepaid Trustees’ retainer	(3)
Increase (Decrease) in interest payable on borrowings	(4)
Increase (Decrease) in affiliated expenses payable	(17)
Increase (Decrease) in non-affiliated expenses payable	(33)
Cash provided by (used for) operating activities	12,308
Cash provided by (used for) financing activities:
Cash payments to reduce borrowings	(4,500)
Cash distributions paid to shareholders	(8,503)
Cash provided by (used for) financing activities:	(13,003)
Net increase (decrease) in cash	(695)
Cash:
Cash and foreign currency at beginning of period	1,986
Cash and foreign currency at end of period	$ 1,291
Supplemental cash flow information:
Reinvestment of dividends and distributions	$ 44
Cash paid during the period for interest expense on borrowings	$ 634
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30,
		2019	2018	2017	2016
PER SHARE DATA:
Net asset value, beginning of period	$ 13.16	$ 13.30	$ 17.06	$ 16.63	$ 16.79
Income (loss) from investment operations:
Net investment income (loss)(2)	0.28	0.58	0.72	0.89	0.93
Net realized and unrealized gain (loss)	(0.99)	0.79	(2.79)	1.41	0.78
Payment from affiliate	—	— (3)	—	—	—
Total from investment operations	(0.71)	1.37	(2.07)	2.30	1.71
Dividends and Distributions to Shareholders:
Net investment income	(0.76)	(0.49)	(0.59)	(0.78)	(0.89)
Net realized gains	—	—	—	(0.78)	—
Return of capital	—	(1.02)	(1.10)	(0.31)	(0.98)
Total dividends and distributions to shareholders	(0.76)	(1.51)	(1.69)	(1.87)	(1.87)
Net asset value, end of period	$ 11.69	$ 13.16	$ 13.30	$ 17.06	$ 16.63
Market value, end of period	$ 10.59	$ 12.54	$ 11.75	$ 18.19	$ 14.96
Total return, net asset value(4), (5)	(4.86)%	11.82%	(12.24)%	14.73%	12.45%
Total return, market value(4), (5)	(9.55)%	20.61%	(27.29)%	35.99%	19.11%
RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(6), (7)	2.65%	3.13%	2.96%	2.42%	2.24%
Ratio of net investment income (loss) to average net assets(6)	4.51%	4.39%	4.86%	5.21%	5.65%
Portfolio turnover rate(4)	41%	62%	58%	57%	60%
Net assets, end of period (000’s)	$132,147	$148,730	$150,335	$192,483	$187,175
Borrowings, end of period (000’s)	$ 52,500	$ 57,000	$ 59,000	$ 69,000	$ 69,000
Asset coverage, per $1,000 principal amount of borrowings(8)	$ 3,517	$ 3,609	$ 3,548	$ 3,790	$ 3,713

See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Period Ended November 30, 2015(1)	Year Ended December 31, 2014

PER SHARE DATA:
Net asset value, beginning of period	$ 18.14	$ 19.03
Income (loss) from investment operations:
Net investment income (loss)(2)	0.91	1.23
Net realized and unrealized gain (loss)	(0.37)	(0.50)
Payment from affiliate	— (3)	—
Total from investment operations	0.54	0.73
Dividends and Distributions to Shareholders:
Net investment income	(0.70)	(1.16)
Net realized gains	(0.66)	(0.46)
Return of capital	(0.53)	—
Total dividends and distributions to shareholders	(1.89)	(1.62)
Net asset value, end of period	$ 16.79	$ 18.14
Market value, end of period	$ 14.26	$ 15.85
Total return, net asset value(4), (5)	4.34%	4.81%
Total return, market value(4), (5)	1.47%	2.94%
RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(6), (7)	2.08%	2.13%
Ratio of net investment income (loss) to average net assets(6)	5.62%	6.37%
Portfolio turnover rate(4)	50%	45%
Net assets, end of period (000’s)	$188,993	$204,224
Borrowings, end of period (000’s)	$ 68,000	$ 80,000
Asset coverage, per $1,000 principal amount of borrowings(8)	$ 3,779	$ 3,553

(1)	During the period the Fund changed its fiscal year end from December 31 to November 30.
(2)	Calculated using average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning and ending values.
(6)	Annualized for periods less than one year.
(7)	Ratio of total expenses, before interest expense on the line of credit, was 1.75% for the six months ended May 31, 2020; 1.86%, 1.83%, 1.75% and 1.76% for the years ended November 30, 2019, 2018, 2017 and 2016, respectively; 1.71% for the fiscal period ended November 30, 2015; and 1.74% for the years ended December 31, 2014.
(8)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2020
Note 1. Organization
Virtus Global Multi-Sector Income Fund (the ”Fund”) is a closed-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formed as a statutory trust under the laws of the State of Delaware on August 23, 2011. The Fund commenced operations on February 23, 2012. The Fund’s investment objective is to maximize current income while preserving capital. There can be no assurance that the Fund will achieve its investment objective.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 applicable to Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020
(“ NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified.
Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020
substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of May 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
The Fund has a Managed Distribution Plan which currently provides for the Fund to make a monthly distribution of $0.10 per share. Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital. Shareholders should not draw any conclusions about the Fund’s investment performance from the terms of the Fund’s Managed Distribution Plan.
E.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
F.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020
G.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
H.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020
accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies of each specific type of derivative instrument used by the Fund.
A.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objective.
When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statement of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) from investments” in the Statement of Operations. Gain or loss from written options is presented separately as “Net realized gain (loss) from written options” in the Statement of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the referenced security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out-of-the-money.”
The Fund invested in derivative instruments during the period in the form of writing put/

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020
call options and buying put/call options on the S&P 500® Index. The primary risk associated with these derivative instruments is equity risk.
The following is a summary of the Fund’s options contracts as presented in the Statement of Operations as of May 31, 2020:

Net realized gain (loss) from purchased options	$3,322(1)
Net realized gain (loss) from written options	(5,071)
Net change in unrealized appreciation (depreciation) on purchased options	52 (2)
Net change in unrealized appreciation (depreciation) on written options	(85)
Total realized and unrealized gain (loss) on purchased and written options	$(1,782)

(1)	Amount included in Net realized gain (loss) from investments.
(2)	Amount included in Net change in unrealized appreciation (depreciation) on investments.
For the time period options were held during the period, the average quarterly premiums paid by the Fund for purchased options were $69 and the average quarterly premiums received for written options by the Fund were $125.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser receives a fee at an annual rate of 0.95% of the Fund’s average daily Managed Assets, which is calculated daily and paid monthly. “Managed Assets” is defined as the value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of leverage).
B.	Subadvisers
Newfleet Asset Management, LLC (“Newfleet”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser of the fixed income portion of the Fund’s portfolio and for the period covered by this report, Rampart Investment Management Company, LLC (“Rampart”), an indirect, wholly-owned subsidiary of Virtus, was the subadviser of the Fund responsible for managing the Fund’s options overlay strategy. For the period, these two subadvisers were, in the aggregate, responsible for the day-to-day portfolio management of the Fund for which they were each paid a fee by the Adviser. Effective June 18, 2020, the options overlay strategy was removed from the investment strategy of the Fund, and as a result Rampart is no longer a subadviser to the Fund.

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020
C.	Administration Services
Virtus Fund Services, LLC (“VFS”), an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Fund. For the services provided by the administrator under the Administration Agreement, the Fund pays the administrator an asset-based fee calculated on the Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the period ended May 31, 2020, the Fund incurred administration fees totaling $97 which are included in the Statement of Operations within the line item “Administration and accounting fees.”
D.	Trustees’ Fees
For the period ended May 31, 2020, the Fund incurred Trustees’ fees totaling $41, which are included in the Statement of Operations within the line item “Trustees’ fees and expenses.”
E.	Trustee Compensation
The Fund provides a deferred compensation plan for its Trustees who receive compensation from the Fund. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, short-term investments, and written options) during the period ended May 31, 2020, were as follows:
Purchases	Sales
$62,665	$71,629
Purchases and sales of long-term U.S. Government and agency securities during the period ended May 31, 2020, were as follows:
Purchases	Sales
$15,899	$17,494
Note 6. Federal Income Tax Information
($ reported in thousands)
At May 31, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments	$192,673	$4,948	$(14,106)	$(9,158)

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020
For the fiscal period ended November 30, 2019, the Fund had capital loss carryovers available to offset future realized gains as follows:
No Expiration
Short-Term	Long-Term	Total
$(8,099)	$(13,704)	$(21,803)
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended November 30, 2019, the Fund deferred qualified late-year losses as follows:
Late Year Ordinary Losses Deferred	Capital Loss Deferred
$ — [1]	$ —
[1]	Amount is less than $500.
Note 7. Credit and Market Risk
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020
Note 8. Borrowings
($ reported in thousands)
On March 18, 2019, the Fund amended its Credit Agreement (the “Agreement”), with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $90,000, which may be increased to $110,000 under certain circumstances (“Commitment Amount”). Pursuant to notice given on November 8, 2019, the Commitment Amount was decreased to $72,000. Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees accrued for the period ended May 31, 2020 were $10 and are included in the “Interest expense on borrowings” line of the Statement of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.
For the period ended May 31, 2020, the average daily borrowings under the Agreement and the weighted daily average interest rate were $55,156 and 2.21%, respectively. At May 31, 2020, the amount of such outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$52,500	1.00%
Note 9.  Indemnifications
Under the Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.
Note 10. Capital Transactions
At May 31, 2020, the Fund had one class of common stock, no par value shares, of which unlimited shares are authorized and 11,307,508 shares are outstanding.
Registered shareholders may elect to have all distributions paid by check mailed directly to the shareholder by Computershare as dividend paying agent. Pursuant to the Automatic Reinvestment and Cash Purchase Plan (the “Plan”), shareholders not making such election will have all such amounts automatically reinvested by Computershare, as the Plan agent, in whole or fractional shares of the Fund, as the case may be. During the periods ended

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020
May 31, 2020 and November 30, 2019, there were 3,276 shares and 0 shares issued pursuant to the Plan, respectively.
On June 18, 2020, the Fund paid a distribution of $0.10 to shareholders of record on June 11, 2020. The distribution had an ex-dividend date of June 10, 2020.
On July 20, 2020, the Fund paid a distribution of $ 0.10 to shareholders of record on July 13, 2020. The distribution had an ex-dividend date of July 10, 2020.
Note 11. Regulatory Matters and Litigation
From time to time, the Fund, the Adviser, Newfleet, Rampart, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Fund and the Adviser believe that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.
Note 12. Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has implemented the ASU 2017-08 and determined the impact of this guidance to the Fund’s net assets at the end of the period is not material.
In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following is the only subsequent event requiring recognition or disclosure in these financial statements.
Effective June 18, 2020, the option overlay strategy employed by the Fund has been removed from the Fund’s investment strategy. As a result of this change, Rampart is no longer a subadviser to the Fund.

CERTIFICATION
The Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Results of Annual Meeting of Shareholders (Unaudited)
The Annual Meeting of Shareholders of Virtus Global Multi-Sector Income Fund was held on May 21, 2020. The meeting was held for purposes of electing four (4) nominees to the Board of Trustees. The results were as follows:
Election of Directors	Votes For	Votes Withheld
Donald C. Burke	8,873,993	986,048
Sidney E. Harris	8,865,802	994,239
John R. Mallin	8,864,260	995,781
James M. Oates	8,870,503	989,538
Based on the foregoing, Donald C. Burke, Sidney E. Harris, John R. Mallin and James M. Oates were re-elected to the Board of Trustees. The Fund’s other Trustees who continue in office are George R. Aylward, Connie D. McDaniel, Philip R. McLoughlin, Geraldine M. McNamara, James B. Rogers, Jr., R. Keith Walton, and Brian T. Zino.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

GLOBAL MULTI-SECTOR INCOME FUND
101 Munson Street
Greenfield, MA 01301-9668
Board of Trustees
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
James B. Rogers, Jr.
R. Keith Walton
Brian T. Zino
William R. Moyer, Advisory Member
Thomas J. Brown, Honorary Member
Hassell H. McClellan, Honorary Member
Richard E. Segerson, Honorary Member
Officers
George R. Aylward, President and Chief Executive Officer
Francis G. Waltman, Executive Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Peter Batchelar, Senior Vice President
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare
P.O. Box 505005
Louisville, KY 40233-5005
Fund Counsel
Sullivan & Worcester LLP
1666 K Street, NW
7th Floor
Washington, DC 20006
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Virtus Global Multi-Sector Income Fund
c/o Computershare Investor Services
P.O. Box 505005
Louisville, KY 40233-5005
For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
8527	07-20

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semi-annual report.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR, except that effective June 18, 2020, Warun Kumar ceased to be a portfolio manager of the registrant when the registrant discontinued its options overlay strategy and therefore terminated Rampart Investment Management Company, LLC, as a subadviser.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)

Copies of the Registrant’s notices to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid for the period from December 1, 2019, to May  31, 2020, pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on August 26, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Virtus Global Multi-Sector Income Fund

By (Signature and Title)*        /s/ George R. Aylward

                                                  George R. Aylward, President and Chief Executive Officer

                                                  (principal executive officer)

Date                 August 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ George R. Aylward

                                                  George R. Aylward, President and Chief Executive Officer

                                                  (principal executive officer)

Date                 August 5, 2020

By (Signature and Title)*        /s/ W. Patrick Bradley

                                                  W. Patrick Bradley, Executive Vice President,

                                                  Chief Financial Officer, and Treasurer

                                                  (principal financial officer)

Date                 August 5, 2020

* Print the name and title of each signing officer under his or her signature.